UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

1 Iron Street, 10th Floor

Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq.

State Street Bank and Trust Company

One Lincoln Street, Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

RMR Real Estate Income Fund

Portfolio of Investments  —  March 31, 2018 (unaudited)

Company	Shares	Value
COMMON STOCKS — 113.8%
REAL ESTATE INVESTMENT TRUSTS — 112.1%
DATA CENTERS — 3.4%
CyrusOne, Inc. (a)	48,000	$2,458,080
Digital Realty Trust, Inc. (a)(b)	39,000	4,109,820
QTS Realty Trust, Inc.	10,000	362,200
		6,930,100
DIVERSIFIED — 8.4%
Armada Hoffler Properties, Inc. (a)	129,032	1,766,448
Colony NorthStar, Inc. (a)	104,980	589,988
Global Net Lease, Inc.	57,082	963,544
Gramercy Property Trust (a)	79,681	1,731,468
Investors Real Estate Trust	62,810	325,984
JBG SMITH Properties (a)	4,618	155,673
Lexington Realty Trust (a)	468,638	3,688,181
One Liberty Properties, Inc.	55,176	1,219,390
VEREIT, Inc. (a)	283,716	1,974,663
Vornado Realty Trust (a)(b)	39,835	2,680,895
Whitestone REIT (a)	124,535	1,293,919
WP Carey, Inc.	14,700	911,253
		17,301,406
FREE STANDING — 5.7%
Agree Realty Corp. (a)	19,309	927,604
Four Corners Property Trust, Inc.	20,000	461,800
Getty Realty Corp. (a)(b)	20,500	517,010
National Retail Properties, Inc. (a)(b)	134,600	5,284,396
Realty Income Corp. (a)	59,900	3,098,627
Spirit Realty Capital, Inc.	60,000	465,600
STORE Capital Corp.	40,000	992,800
		11,747,837
HEALTH CARE — 17.0%
Global Medical REIT, Inc. (a)(b)	402,841	2,799,745
HCP, Inc. (a)(b)	113,965	2,647,407
Healthcare Realty Trust, Inc. (a)	50,897	1,410,356
Healthcare Trust of America, Inc.	28,000	740,600
LTC Properties, Inc. (a)(b)	75,021	2,850,798
Medical Properties Trust, Inc. (a)(b)	417,820	5,431,660
National Health Investors, Inc. (a)	64,709	4,354,268
New Senior Investment Group, Inc.	104,121	851,710
Omega Healthcare Investors, Inc. (a)(b)	66,298	1,792,698
Physicians Realty Trust (a)	179,791	2,799,346
Sabra Health Care REIT, Inc. (a)(b)	122,254	2,157,783
Ventas, Inc. (a)	108,200	5,359,146
Welltower, Inc. (a)(b)	34,200	1,861,506
		35,057,023
INDUSTRIAL — 9.9%
DCT Industrial Trust, Inc. (a)	42,862	2,414,845
Duke Realty Corp. (a)(b)	73,059	1,934,602
Liberty Property Trust (a)	92,737	3,684,441
Monmouth Real Estate Investment Corp. (a)(b)	114,962	1,729,029
Prologis, Inc. (a)(b)	63,088	3,973,913
Rexford Industrial Realty, Inc. (a)	39,176	1,127,877
STAG Industrial, Inc. (a)	231,693	5,542,097
		20,406,804
LODGING/RESORTS — 9.3%
Apple Hospitality REIT, Inc. (a)	71,400	1,254,498
Ashford Hospitality Prime, Inc. (a)	111,762	1,086,327
Ashford Hospitality Trust, Inc. (a)	247,552	1,599,186
Chatham Lodging Trust (a)	97,000	1,857,550
Chesapeake Lodging Trust (a)	70,900	1,971,729
Condor Hospitality Trust, Inc.	59,420	594,200
DiamondRock Hospitality Co. (a)	95,603	998,095
Hersha Hospitality Trust (a)	120,475	2,156,502
Host Hotels & Resorts, Inc. (a)	67,000	1,248,880
LaSalle Hotel Properties (a)	51,500	1,494,015
Park Hotels & Resorts, Inc.	4,328	116,942
Pebblebrook Hotel Trust (a)	43,100	1,480,485
RLJ Lodging Trust (a)	68,688	1,335,295
Summit Hotel Properties, Inc. (a)(b)	98,203	1,336,543
Sunstone Hotel Investors, Inc.	30,000	456,600
Xenia Hotels & Resorts, Inc.	8,100	159,732
		19,146,579
MANUFACTURED HOMES — 4.4%
Sun Communities, Inc. (a)	72,856	6,656,853
UMH Properties, Inc. (a)(b)	184,661	2,476,304
		9,133,157
MORTGAGE — 3.9%
Annaly Capital Management, Inc. (a)	219,998	2,294,579
Blackstone Mortgage Trust, Inc. (a)	56,030	1,760,462
Jernigan Capital, Inc. (a)	101,899	1,844,372
RAIT Financial Trust	178,419	28,815
Starwood Property Trust, Inc.	99,100	2,076,145
		8,004,373
OFFICE — 13.5%
Alexandria Real Estate Equities, Inc. (a)	39,300	4,908,177
Boston Properties, Inc. (a)	27,100	3,339,262
Brandywine Realty Trust (a)	165,300	2,624,964
City Office REIT, Inc. (a)	236,415	2,732,958
Corporate Office Properties Trust (a)	83,500	2,156,805
Douglas Emmett, Inc. (a)	51,322	1,886,597
Franklin Street Properties Corp.	76,269	641,422
Highwoods Properties, Inc. (a)(b)	49,723	2,178,862
Hudson Pacific Properties, Inc.	26,000	845,780
Kilroy Realty Corp. (a)	35,600	2,526,176
Mack-Cali Realty Corp. (a)	78,030	1,303,881
SL Green Realty Corp. (a)	27,900	2,701,557
		27,846,441
REGIONAL MALLS — 6.9%
CBL & Associates Properties, Inc. (a)	348,963	1,455,176
GGP, Inc. (a)	57,591	1,178,312
Pennsylvania Real Estate Investment Trust (a)(b)	147,628	1,424,610
Simon Property Group, Inc. (a)(b)	45,927	7,088,833
The Macerich Co. (a)(b)	28,470	1,594,889
Washington Prime Group, Inc. (a)	231,148	1,541,757
		14,283,577
RESIDENTIAL — 15.3%
American Campus Communities, Inc. (a)(b)	26,900	1,038,878
American Homes 4 Rent (a)	16,100	323,288
Apartment Investment & Management Co. (a)(b)	18,745	763,859
AvalonBay Communities, Inc. (a)	34,375	5,653,312
Bluerock Residential Growth REIT, Inc. (a)(b)	350,884	2,982,514
Camden Property Trust (a)	11,300	951,234
Equity Residential (a)(b)	69,000	4,251,780
Essex Property Trust, Inc. (a)	16,500	3,971,220
Independence Realty Trust, Inc. (a)	512,361	4,703,474
Invitation Homes, Inc. (a)(b)	22,596	515,867

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Mid-America Apartment Communities, Inc. (a)	34,671	$3,163,382
NexPoint Residential Trust, Inc.	25,267	627,632
Preferred Apartment Communities, Inc.	41,779	592,844
UDR, Inc. (a)	52,000	1,852,240
		31,391,524
SHOPPING CENTERS — 5.9%
Acadia Realty Trust (a)	30,000	738,000
Brixmor Property Group, Inc. (a)	30,000	457,500
Cedar Realty Trust, Inc. (a)	103,627	408,290
DDR Corp. (a)(b)	203,000	1,487,990
Kimco Realty Corp. (a)	172,000	2,476,800
Kite Realty Group Trust (a)	110,125	1,677,204
Ramco-Gershenson Properties Trust	82,220	1,016,239
Retail Opportunity Investments Corp.	35,000	618,450
Tanger Factory Outlet Centers, Inc.	4,400	96,800
Urstadt Biddle Properties, Inc.	30,000	579,000
Weingarten Realty Investors (a)(b)	91,225	2,561,598
		12,117,871
SPECIALTY — 5.0%
EPR Properties (a)	109,660	6,075,164
Farmland Partners, Inc. (a)	109,344	913,022
Gladstone Commercial Corp. (a)(b)	88,611	1,536,515
Gladstone Land Corp.	15,649	189,040
Innovative Industrial Properties, Inc.	20,000	535,000
Iron Mountain, Inc.	30,000	985,800
		10,234,541
STORAGE — 3.5%
CubeSmart (a)	43,000	1,212,600
Extra Space Storage, Inc. (a)(b)	7,910	691,018
Life Storage, Inc. (a)(b)	20,000	1,670,400
National Storage Affiliates Trust	19,000	476,520
Public Storage (a)(b)	15,700	3,146,123
		7,196,661
Total Real Estate Investment Trusts (Cost $211,699,939)		230,797,894
OTHER — 1.7%
Carador PLC (c)	5,496,600	3,558,059
Total Other (Cost $7,332,124)		3,558,059
Total Common Stocks (Cost $219,032,063)		234,355,953

PREFERRED STOCKS — 33.3%
REAL ESTATE INVESTMENT TRUSTS — 33.3%
DATA CENTERS — 0.8%
Digital Realty Trust, Inc., Series C, 6.63%	35,000	949,550
Digital Realty Trust, Inc., Series G, 5.88%	30,000	749,400
		1,698,950
DIVERSIFIED — 1.4%
Colony NorthStar, Inc., Series B, 8.25%	9,609	237,919
Colony NorthStar, Inc., Series D, 8.50%	13,000	323,570
Colony NorthStar, Inc., Series E, 8.75%	36,999	926,825
Global Net Lease, Inc., Series A, 7.25%	55,000	1,375,000
		2,863,314
HEALTH CARE — 1.3%
Global Medical REIT, Inc., Series A, 7.50%	44,000	1,077,120
Sabra Health Care REIT, Inc., Series A, 7.13% (a)(b)	60,600	1,521,060
		2,598,180
INDUSTRIAL — 2.5%
Plymouth Industrial REIT, Inc., Series A, 7.50%	70,000	1,739,164
Rexford Industrial Realty, Inc., Series B, 5.88%	40,000	974,000
STAG Industrial, Inc., Series B, 6.63%	37,700	946,647
STAG Industrial, Inc., Series C, 6.88% (a)(b)	55,000	1,397,000
		5,056,811
LODGING/RESORTS — 10.4%
Ashford Hospitality Prime, Inc., Series B, 5.50% (d)	25,000	481,750
Ashford Hospitality Trust, Inc., Series D, 8.45%	39,304	992,426
Ashford Hospitality Trust, Inc., Series F, 7.38%	74,565	1,734,382
Ashford Hospitality Trust, Inc., Series G, 7.38% (a)	250,000	5,775,000
Ashford Hospitality Trust, Inc., Series H, 7.50%	60,000	1,395,000
Ashford Hospitality Trust, Inc., Series I, 7.50%	60,000	1,403,400
Hersha Hospitality Trust, Series C, 6.88% (a)	46,000	1,122,400
Hersha Hospitality Trust, Series D, 6.50%	70,000	1,633,800
Hersha Hospitality Trust, Series E, 6.50%	29,500	685,580
Pebblebrook Hotel Trust, Series C, 6.50% (a)	78,684	1,919,890
RLJ Lodging Trust, Series A, 1.95% (d)	96,117	2,439,449
Sotherly Hotels, Inc., Series C, 7.88%	40,000	998,800
Summit Hotel Properties, Inc., Series E, 6.25%	33,200	798,095
		21,379,972
MANUFACTURED HOMES — 1.6%
UMH Properties, Inc., Series B, 8.00%	66,650	1,769,557
UMH Properties, Inc., Series C, 6.75%	20,000	500,200
UMH Properties, Inc., Series D, 6.38%	40,000	936,800
		3,206,557
MORTGAGE — 3.1%
Annaly Capital Management, Inc., Series F, 6.95%	40,000	1,014,000

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
ARMOUR Residential REIT, Inc., Series B, 7.88%	30,000	$743,100
iStar, Inc., Series D, 8.00%	11,810	297,376
iStar, Inc., Series G, 7.65%	21,241	524,653
iStar, Inc., Series I, 7.50%	15,100	372,970
MFA Financial, Inc., Series B, 7.50%	17,171	432,194
New York Mortgage Trust, Inc., Series B, 7.75%	33,450	779,719
New York Mortgage Trust, Inc., Series D, 8.00%	20,000	468,000
RAIT Financial Trust, Series A, 7.75%	136,497	1,419,569
RAIT Financial Trust, Series B, 8.38%	35,122	372,293
		6,423,874
OFFICE — 0.5%
SL Green Realty Corp., Series I, 6.50% (a)	40,000	1,018,000

REGIONAL MALLS — 3.0%
CBL & Associates Properties, Inc., Series D, 7.38% (a)(b)	132,461	2,275,680
CBL & Associates Properties, Inc., Series E, 6.63%	25,000	397,500
Pennsylvania Real Estate Investment Trust, Series B, 7.38% (a)	40,000	840,000
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	30,000	600,000
Washington Prime Group, Inc., Series H, 7.50%	65,000	1,487,200
Washington Prime Group, Inc., Series I, 6.88%	30,000	615,000
		6,215,380
RESIDENTIAL — 2.8%
Bluerock Residential Growth REIT, Inc., Series A, 8.25% (a)(b)	180,000	4,496,400
Bluerock Residential Growth REIT, Inc., Series C, 7.63% (a)(b)	37,645	868,470
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	17,300	367,625
		5,732,495
SHOPPING CENTERS — 4.2%
Cedar Realty Trust, Inc., Series B, 7.25%	24,258	555,023
Cedar Realty Trust, Inc., Series C, 6.50%	85,246	1,778,232
DDR Corp., Series J, 6.50% (a)	45,586	1,053,492
DDR Corp., Series K, 6.25% (a)	86,000	1,908,340
Saul Centers, Inc., Series D, 6.13%	25,000	586,750
Seritage Growth Properties, Series A, 7.00%	80,000	1,720,800
Wheeler Real Estate Investment Trust, Inc., Series D, 8.75% (d)	71,354	1,115,263
		8,717,900
SPECIALTY — 1.7%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	24,800	618,512
EPR Properties, Series E, 9.00% (a)(d)	16,400	570,884
Gladstone Commercial Corp., Series D, 7.00% (a)(b)	100,000	2,492,000
		3,681,396
Total Real Estate Investment Trusts (Cost $73,524,788)		68,592,829
Total Preferred Stocks (Cost $73,524,788)		68,592,829

INVESTMENT COMPANIES — 1.6%
Alpine Global Premier Properties Fund (a)(b)	196,826	1,228,194
BlackRock Credit Allocation Income Trust	19,451	246,444
Cohen & Steers Quality Income Realty Fund, Inc. (a)(b)	100,297	1,188,520
Eaton Vance Enhanced Equity Income Fund II	35,188	554,563
Nuveen Real Estate Income Fund (a)	13,293	129,474
Total Investment Companies (Cost $3,298,431)		3,347,195

SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
State Street Institutional U.S. Government Money Market Fund, 1.58% (e) (Cost $339,432)	339,432	339,432
Total Investments — 148.9% (Cost $296,194,714)		306,635,409
Other assets less liabilities — 1.9%		3,915,586
Revolving credit facility — (42.7)%		(88,000,000)
Preferred Shares, at liquidation preference — (8.1)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$205,875,995

Notes to Portfolio of Investments

(a)

As of March 31, 2018, the Fund has pledged portfolio securities with a market value of $185,243,232 as collateral in connection with its revolving credit facility with BNP Paribas Prime Brokerage International Ltd. (“PBL”). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

(b)

As of March 31, 2018, pledged portfolio securities of the Fund with a market value of $74,643,960 (see Note (a)) have been rehypothecated by PBL as permitted by the Fund’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

(c)	The security was fair valued on March 31, 2018.

(d)	Convertible into common stock.

(e)	Rate reflects 7 day yield as of March 31, 2018.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

March 31, 2018 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, (the “Fund”), are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on The Nasdaq Stock Market, or Nasdaq, are normally valued by the Fund at the Nasdaq Official Closing Price, or NOCP, provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, in each case if such value approximates fair value.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — unadjusted quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

March 31, 2018 (unaudited)

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The Fund recognizes interperiod transfers between the input levels as of the end of the period. On March 31, 2018, a foreign security with a fair value of $3,558,059 was transferred to Level 3 from Level 1 and, as described above, valued at fair value as determined by an independent pricing service due to a more than 0.75% fluctuation of the S&P 500 Index from the previous day close. As of March 31, 2018, there were no other transfers between Level 1, Level 2 and Level 3.

The following is a summary of the inputs used on March 31, 2018, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Data Centers	$6,930,100	$—	$—	$6,930,100
Diversified	17,301,406	—	—	17,301,406
Free Standing	11,747,837	—	—	11,747,837
Health Care	35,057,023	—	—	35,057,023
Industrial	20,406,804	—	—	20,406,804
Lodging/Resorts	19,146,579	—	—	19,146,579
Manufactured Homes	9,133,157	—	—	9,133,157
Mortgage	8,004,373	—	—	8,004,373
Office	27,846,441	—	—	27,846,441
Regional Malls	14,283,577	—	—	14,283,577
Residential	31,391,524	—	—	31,391,524
Shopping Centers	12,117,871	—	—	12,117,871
Specialty	10,234,541	—	—	10,234,541
Storage	7,196,661	—	—	7,196,661
Total Real Estate Investment Trusts	230,797,894	—	—	230,797,894
Other	—	—	3,558,059	3,558,059
Total Common Stocks	230,797,894	—	3,558,059	234,355,953
Preferred Stocks
Real Estate Investment Trusts
Data Centers	1,698,950	—	—	1,698,950
Diversified	2,863,314	—	—	2,863,314
Health Care	2,598,180	—	—	2,598,180
Industrial	5,056,811	—	—	5,056,811
Lodging/Resorts	21,379,972	—	—	21,379,972
Manufactured Homes	3,206,557	—	—	3,206,557
Mortgage	6,423,874	—	—	6,423,874
Office	1,018,000	—	—	1,018,000
Regional Malls	6,215,380	—	—	6,215,380
Residential	5,732,495	—	—	5,732,495
Shopping Centers	8,717,900	—	—	8,717,900
Specialty	3,681,396	—	—	3,681,396
Total Real Estate Investment Trusts	68,592,829	—	—	68,592,829
Total Preferred Stocks	68,592,829	—	—	68,592,829
Investment Companies	3,347,195	—	—	3,347,195
Short-Term Investments
Money Market Funds	339,432	—	—	339,432
Total Investments	$303,077,350	$—	$3,558,059	$306,635,409

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

March 31, 2018 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Other
Balance as of December 31, 2017	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	3,558,059
Transfers out of Level 3	—
Balance as of March 31, 2018	$3,558,059
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2018 is:	$—

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of the Fund’s investments for federal income tax purposes as of March 31, 2018, are as follows:

Cost	$297,076,599
Gross unrealized appreciation	$38,595,032
Gross unrealized depreciation	(29,036,222)
Net unrealized appreciation	$9,558,810

The $881,885 difference between the financial reporting cost basis and tax cost basis of the Fund’s investments as of March 31, 2018 is due to the different treatment of wash sales of portfolio investments and non-taxable distributions received from portfolio investments for financial and tax reporting purposes.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	May 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	May 15, 2018

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer (Principal Financial Officer)

Date:	May 15, 2018